RELATED PARTY INFORMATION (Tables)	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Summary of Related Party Transactions
These transactions with Stellantis are reflected in the Company’s condensed consolidated financial statements as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in millions)		(in millions)
Net sales	$50	$155	$412	$398
Cost of goods sold	$102	$59	$228	$146
Selling, general and administrative expenses	$35	$33	$99	$89

	September 30, 2021	December 31, 2020
	(in millions)
Trade receivables	$5	$8
Trade payables	$68	$85
These transactions primarily affected revenues, finance and interest income, cost of goods sold, trade receivables and payables and are presented as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in millions)		(in millions)
Net sales	$229	$274	$911	$702
Cost of goods sold	$122	$93	$364	$248

	September 30, 2021	December 31, 2020
	(in millions)
Trade receivables	$13	$170
Trade payables	$68	$98